Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The table below shows total compensation, as set forth in the summary compensation table, and compensation actually paid ("CAP"), calculated in accordance with SEC Pay versus Performance regulations for our PEO and other NEOs, as well as certain performance measures, for the fiscal years ended December 31, 2025, 2024, 2023, 2022, and 2021.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation actually paid to PEO ($)(2)	Average Summary Compensation Table Total for other NEOs ($)(3)	Average Compensation Actually Paid to other NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ in Millions)	ROATCE %(6)
					TSR(4)	Peer Group TSR(5)
2025	$3,263,059	$1,630,618	$965,700	$885,397	$121.02	$130.14	$69.2	11.22%
2024	1,991,442	1,828,097	787,699	800,325	105.10	131.64	88.5	14.92%
2023	2,134,717	1,267,253	833,303	638,088	98.91	110.86	86.7	16.03%
2022	1,549,596	1,476,916	756,008	726,766	108.56	119.01	105.0	18.56%
2021	1,442,701	1,517,567	633,441	721,480	121.77	129.55	113.4	17.04%
(1)The Principal Executive Officer ("PEO") is Lee R. Gibson for all periods presented.
(2)The amount reported is calculated in accordance with SEC Pay versus Performance regulations and does not represent compensation received by our NEOs. See the detail of the calculation in the table below.
(3)For 2025, the other NEOs are Julie N. Shamburger, Keith M. Donahoe, Curtis R. Burchard and T. L. Arnold, Jr. For 2024, the other NEOs are Ms. Shamburger, Mr. Arnold, Brian McCabe and Mr. Donahoe. For 2023, 2022 and 2021, the other NEOs are Ms. Shamburger, Tim Alexander, Mr. McCabe and Mr. Arnold.
(4)Total Shareholder Return ("TSR").
(5)The peer group consists of the same companies included in our Form 10-K for the performance graph required by Item 201(e) of Regulation S-K. For 2020-2023, the peer group consisted of Cullen/Frost Bankers, Inc. (CFR), First Financial Bankshares, Inc. (FFIN), Hilltop Holdings (HTH), Independent Bank Group, Inc. (IBTX), Prosperity Bancshares, Inc. (PB), Texas Capital Bancshares, Inc. (TCBI) and Veritex Holdings, Inc. (VBTX). For 2024, the peer group consisted of the same peer companies used in prior years, excluding IBTX. For 2025, the peer group consisted of the same peer companies used in 2024, excluding VBTX and adding Stellar Bancorp, Inc. (STEL).
	(6)The company-selected measure is ROATCE, a non-GAAP measure. In calculating ROATCE, Southside adds back the after tax amortization expense to net income available to common shareholders and subtracts average intangible assets for the period from average shareholders’ equity.
Company Selected Measure Name	ROATCE
Named Executive Officers, Footnote	For 2024, the other NEOs are Ms. Shamburger, Mr. Arnold, Brian McCabe and Mr. Donahoe. For 2023, 2022 and 2021, the other NEOs are Ms. Shamburger, Tim Alexander, Mr. McCabe and Mr. Arnold.
Peer Group Issuers, Footnote	The peer group consists of the same companies included in our Form 10-K for the performance graph required by Item 201(e) of Regulation S-K. For 2020-2023, the peer group consisted of Cullen/Frost Bankers, Inc. (CFR), First Financial Bankshares, Inc. (FFIN), Hilltop Holdings (HTH), Independent Bank Group, Inc. (IBTX), Prosperity Bancshares, Inc. (PB), Texas Capital Bancshares, Inc. (TCBI) and Veritex Holdings, Inc. (VBTX). For 2024, the peer group consisted of the same peer companies used in prior years, excluding IBTX. For 2025, the peer group consisted of the same peer companies used in 2024, excluding VBTX and adding Stellar Bancorp, Inc. (STEL).
PEO Total Compensation Amount	$ 3,263,059	$ 1,991,442	$ 2,134,717	$ 1,549,596	$ 1,442,701
PEO Actually Paid Compensation Amount	$ 1,630,618	1,828,097	1,267,253	1,476,916	1,517,567
Adjustment To PEO Compensation, Footnote
The table below shows the calculation and related adjustments for compensation actually paid.

Year	Executive	Summary Compensation Table Total	Subtract: Change in Pension Value	Add: Service Cost and Prior Service Cost (1)	Subtract: Equity Grants at Grant Date Fair Value	Add: Equity Awards Granted at Year-End Value (2)(3)	Add: Change in Value of Unvested Equity Awards (3)(4)	Add: Change in Value of Vested Equity Awards (3)(5)	Compensation Actually Paid
2025	PEO	$3,263,059	$1,261,447	$—	$422,488	$266,308	$(195,737)	$(19,077)	$1,630,618
	Other NEOs	965,700	53,863	—	181,639	179,197	(19,163)	(4,835)	885,397
2024	PEO	1,991,442	277,612	—	422,505	514,583	27,200	(5,011)	1,828,097
	Other NEOs	787,699	20,352	—	116,343	141,723	8,787	(1,189)	800,325
2023	PEO	2,134,717	769,701	—	283,353	228,198	(26,882)	(15,726)	1,267,253
	Other NEOs	833,303	156,007	—	110,117	88,683	(10,409)	(7,365)	638,088
2022	PEO	1,549,596	—	—	271,144	242,428	(9,250)	(34,714)	1,476,916
	Other NEOs	756,008	—	—	106,333	95,050	(4,777)	(13,182)	726,766
2021	PEO	1,442,701	172,927	—	125,187	139,344	82,083	151,553	1,517,567
	Other NEOs	633,441	3,661	—	46,486	51,742	34,621	51,823	721,480
(1)Reflects the actuarially determined service cost for services rendered by executives during the reported year (i.e. service cost). We note our Pension Plan was frozen effective December 31, 2020, thus no service cost thereafter. Additionally, there was no prior service cost in any of the reported years.
(2)The amount reported reflects equity awards granted during the fiscal year and dividend equivalents accrued during the year of grant, valued as of fiscal year end. PSU reflect expected performance as of year end for each reporting period. The 2025 amount for Mr. Gibson reflects the value of cancelled PSUs, in conjunction with his retirement as of December, 31, 2025, removed from the total as of year end.
(3)NQSO grant date fair values were calculated using the Black-Scholes option pricing model as of the grant date. We note no NQSOs were granted in any of the years presented. NQSOs have been remeasured as of each measurement date using the stock price as of the measurement date and updated assumptions: expected term, volatility, dividend yield and risk-free rate as of the measurement date. RSU fair values are calculated using the stock price as of the grant date, and stock price was updated for each measurement period to reflect the stock price on such date. PSUs fair values are calculated using the stock price as of the grant date assuming target performance and was updated for each measurement period to reflect the stock price and expected payout levels as of such date.
(4)The amount reported reflects the increase (decrease) in fair value from prior fiscal year end to fiscal year end for the reporting period for equity awards. Dividend equivalents accrued in the year of the period presented are presented at fair value as of year end. Dividend equivalents accrued in prior periods reflect the change in fair value from prior fiscal year end to the fiscal year end for the reporting period. The 2025 amount for Mr. Gibson reflects the value of cancelled PSUs, in conjunction with his retirement as of December, 31, 2025, removed from the total as of year end.
	(5)The amount reported reflects the increase (decrease) in fair value from prior fiscal year end to the vesting date in the reporting period. Dividend equivalents are included. Dividend equivalents accrued in the year of the period presented are presented at fair value as of the vest date. Dividend equivalents accrued in prior periods reflect the change in fair value from prior fiscal year end to the vesting date for the reporting period.
Non-PEO NEO Average Total Compensation Amount	$ 965,700	787,699	833,303	756,008	633,441
Non-PEO NEO Average Compensation Actually Paid Amount	$ 885,397	800,325	638,088	726,766	721,480
Adjustment to Non-PEO NEO Compensation Footnote
The table below shows the calculation and related adjustments for compensation actually paid.

Year	Executive	Summary Compensation Table Total	Subtract: Change in Pension Value	Add: Service Cost and Prior Service Cost (1)	Subtract: Equity Grants at Grant Date Fair Value	Add: Equity Awards Granted at Year-End Value (2)(3)	Add: Change in Value of Unvested Equity Awards (3)(4)	Add: Change in Value of Vested Equity Awards (3)(5)	Compensation Actually Paid
2025	PEO	$3,263,059	$1,261,447	$—	$422,488	$266,308	$(195,737)	$(19,077)	$1,630,618
	Other NEOs	965,700	53,863	—	181,639	179,197	(19,163)	(4,835)	885,397
2024	PEO	1,991,442	277,612	—	422,505	514,583	27,200	(5,011)	1,828,097
	Other NEOs	787,699	20,352	—	116,343	141,723	8,787	(1,189)	800,325
2023	PEO	2,134,717	769,701	—	283,353	228,198	(26,882)	(15,726)	1,267,253
	Other NEOs	833,303	156,007	—	110,117	88,683	(10,409)	(7,365)	638,088
2022	PEO	1,549,596	—	—	271,144	242,428	(9,250)	(34,714)	1,476,916
	Other NEOs	756,008	—	—	106,333	95,050	(4,777)	(13,182)	726,766
2021	PEO	1,442,701	172,927	—	125,187	139,344	82,083	151,553	1,517,567
	Other NEOs	633,441	3,661	—	46,486	51,742	34,621	51,823	721,480
(1)Reflects the actuarially determined service cost for services rendered by executives during the reported year (i.e. service cost). We note our Pension Plan was frozen effective December 31, 2020, thus no service cost thereafter. Additionally, there was no prior service cost in any of the reported years.
(2)The amount reported reflects equity awards granted during the fiscal year and dividend equivalents accrued during the year of grant, valued as of fiscal year end. PSU reflect expected performance as of year end for each reporting period. The 2025 amount for Mr. Gibson reflects the value of cancelled PSUs, in conjunction with his retirement as of December, 31, 2025, removed from the total as of year end.
(3)NQSO grant date fair values were calculated using the Black-Scholes option pricing model as of the grant date. We note no NQSOs were granted in any of the years presented. NQSOs have been remeasured as of each measurement date using the stock price as of the measurement date and updated assumptions: expected term, volatility, dividend yield and risk-free rate as of the measurement date. RSU fair values are calculated using the stock price as of the grant date, and stock price was updated for each measurement period to reflect the stock price on such date. PSUs fair values are calculated using the stock price as of the grant date assuming target performance and was updated for each measurement period to reflect the stock price and expected payout levels as of such date.
(4)The amount reported reflects the increase (decrease) in fair value from prior fiscal year end to fiscal year end for the reporting period for equity awards. Dividend equivalents accrued in the year of the period presented are presented at fair value as of year end. Dividend equivalents accrued in prior periods reflect the change in fair value from prior fiscal year end to the fiscal year end for the reporting period. The 2025 amount for Mr. Gibson reflects the value of cancelled PSUs, in conjunction with his retirement as of December, 31, 2025, removed from the total as of year end.
	(5)The amount reported reflects the increase (decrease) in fair value from prior fiscal year end to the vesting date in the reporting period. Dividend equivalents are included. Dividend equivalents accrued in the year of the period presented are presented at fair value as of the vest date. Dividend equivalents accrued in prior periods reflect the change in fair value from prior fiscal year end to the vesting date for the reporting period.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Financial Performance Measure
EPS
ROATCE
Loan Growth

Total Shareholder Return Amount	$ 121.02	105.10	98.91	108.56	121.77
Peer Group Total Shareholder Return Amount	130.14	131.64	110.86	119.01	129.55
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 69,200,000	$ 88,500,000	$ 86,700,000	$ 105,000,000.0	$ 113,400,000
Company Selected Measure Amount | pURE	0.1122	0.1492	0.1603	0.1856	0.1704
PEO Name	Lee R. Gibson
Measure:: 1
Pay vs Performance Disclosure
Name	EPS
Measure:: 2
Pay vs Performance Disclosure
Name	ROATCE
Non-GAAP Measure Description	The company-selected measure is ROATCE, a non-GAAP measure. In calculating ROATCE, Southside adds back the after tax amortization expense to net income available to common shareholders and subtracts average intangible assets for the period from average shareholders’ equity.
Measure:: 3
Pay vs Performance Disclosure
Name	Loan Growth
PEO | Subtract: Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,261,447)	$ (277,612)	$ (769,701)	$ 0	$ (172,927)
PEO | Add: Service Cost and Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Subtract: Equity Grants at Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(422,488)	(422,505)	(283,353)	(271,144)	(125,187)
PEO | Add: Equity Awards Granted at Year-End Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	266,308	514,583	228,198	242,428	139,344
PEO | Add: Change in Value of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(195,737)	27,200	(26,882)	(9,250)	82,083
PEO | Add: Change in Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,077)	(5,011)	(15,726)	(34,714)	151,553
Non-PEO NEO | Subtract: Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(53,863)	(20,352)	(156,007)	0	(3,661)
Non-PEO NEO | Add: Service Cost and Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Subtract: Equity Grants at Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(181,639)	(116,343)	(110,117)	(106,333)	(46,486)
Non-PEO NEO | Add: Equity Awards Granted at Year-End Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	179,197	141,723	88,683	95,050	51,742
Non-PEO NEO | Add: Change in Value of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,163)	8,787	(10,409)	(4,777)	34,621
Non-PEO NEO | Add: Change in Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,835)	$ (1,189)	$ (7,365)	$ (13,182)	$ 51,823